UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21809

Nuveen S&P 500 Dynamic Overwrite Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund Portfolio of Investments March 31, 2018
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 101.3%

	COMMON STOCKS – 99.2%

	Aerospace & Defense – 2.9%

8,860	Boeing Company	$2,905,017
4,500	Lockheed Martin Corporation	1,520,685
6,361	Raytheon Company	1,372,831
12,156	United Technologies Corporation, (2)	1,529,468
	Total Aerospace & Defense	7,328,001

	Air Freight & Logistics – 0.6%

15,007	United Parcel Service, Inc., Class B	1,570,633

	Airlines – 0.3%

8,915	Alaska Air Group, Inc.	552,373
7,400	JetBlue Airways Corporation, (3)	150,368
	Total Airlines	702,741

	Auto Components – 0.1%

7,910	Cooper Tire & Rubber Company	231,763

	Automobiles – 0.5%

79,596	Ford Motor Company, (2)	881,924
1,096	Tesla Inc., (3)	291,678
	Total Automobiles	1,173,602

	Banks – 7.1%

120,600	Bank of America Corporation, (2)	3,616,794
30,800	Citigroup Inc.	2,079,000
12,643	Comerica Incorporated	1,212,843
12,783	Fifth Third Bancorp.	405,860
49,105	Huntington BancShares Inc.	741,486
51,400	JP Morgan Chase & Co.	5,652,458
33,673	Regions Financial Corporation	625,644
31,669	U.S. Bancorp	1,599,284
43,000	Wells Fargo & Company	2,253,630
	Total Banks	18,186,999

	Beverages – 2.0%

58,100	Coca-Cola Company, (2)	2,523,283
24,800	PepsiCo, Inc.	2,706,920
	Total Beverages	5,230,203

	Biotechnology – 2.5%

24,000	AbbVie Inc.	2,271,600
11,602	Amgen Inc., (2)	1,977,909
13,800	Celgene Corporation, (3)	1,231,098
12,700	Gilead Sciences, Inc., (2)	957,453
	Total Biotechnology	6,438,060

	Capital Markets – 3.3%

5,000	CBOE Holdings Inc.	570,500
23,600	Charles Schwab Corporation	1,232,392
5,681	CME Group, Inc.	918,845
16,013	Federated Investors Inc., Class B	534,834
7,570	Goldman Sachs Group, Inc.	1,906,580
13,620	Intercontinental Exchange, Inc.	987,722

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Shares	Description (1)	Value

	Capital Markets (continued)

30,033	Morgan Stanley	$1,620,581
7,000	T. Rowe Price Group Inc.	755,790
	Total Capital Markets	8,527,244

	Chemicals – 2.6%

36,749	DowDuPont, Inc.	2,341,279
8,790	Eastman Chemical Company	928,048
9,340	Monsanto Company	1,089,885
8,226	Olin Corporation	249,988
10,420	PPG Industries, Inc.	1,162,872
2,000	Sherwin-Williams Company	784,240
	Total Chemicals	6,556,312

	Communications Equipment – 1.8%

78,000	Cisco Systems, Inc., (2)	3,345,420
2,000	F5 Networks, Inc., (3)	289,220
8,242	Motorola Solutions Inc.	867,883
	Total Communications Equipment	4,502,523

	Consumer Finance – 0.6%

15,373	American Express Company	1,433,993

	Containers & Packaging – 0.6%

9,130	Avery Dennison Corporation	970,062
10,000	International Paper Company	534,300
	Total Containers & Packaging	1,504,362

	Distributors – 0.1%

10,000	LKQ Corporation, (3)	379,500

	Diversified Financial Services – 1.4%

18,000	Berkshire Hathaway Inc., Class B, (3)	3,590,640

	Diversified Telecommunication Services – 1.9%

75,400	AT&T Inc., (2)	2,688,010
45,000	Verizon Communications Inc., (2)	2,151,900
	Total Diversified Telecommunication Services	4,839,910

	Electric Utilities – 0.7%

15,000	Duke Energy Corporation	1,162,050
5,900	Great Plains Energy Incorporated	187,561
2,900	IDACORP, INC	255,983
6,400	PNM Resources Inc.	244,800
	Total Electric Utilities	1,850,394

	Electrical Equipment – 0.9%

6,600	Eaton Corporation PLC	527,406
10,100	Emerson Electric Company	689,830
6,800	Rockwell Automation, Inc.	1,184,560
	Total Electrical Equipment	2,401,796

	Electronic Equipment, Instruments & Components – 0.4%

35,466	Corning Incorporated	988,792

	Energy Equipment & Services – 0.5%

6,800	Diamond Offshore Drilling, Inc., (3)	99,688
16,700	Ensco PLC, Class A	73,313
18,006	Schlumberger Limited	1,166,429
7,400	Superior Energy Services, Inc.	62,382
	Total Energy Equipment & Services	1,401,812

Shares	Description (1)	Value

	Equity Real Estate Investment Trusts – 1.0%

4,500	Corporate Office Properties	$116,235
2,000	CyrusOne Inc.	102,420
3,600	DCT Industrial Trust Inc.	202,824
4,500	Douglas Emmett Inc.	165,420
3,800	Education Realty Trust Inc.	124,450
2,900	Entertainment Properties Trust	160,660
5,100	Healthcare Realty Trust, Inc.	141,321
3,600	JBG Smith Properties	121,356
1,700	Life Storage, Inc.	141,984
3,800	National Retail Properties, Inc.	149,188
13,600	Sabra Health Care REIT Inc.	240,040
9,800	Tanger Factory Outlet Centers	215,600
3,400	Taubman Centers Inc.	193,494
3,600	Uniti Group, Inc.	58,500
6,200	Urban Edge Properties	132,370
19,100	Washington Prime Group, Inc.	127,397
8,800	Weingarten Realty Trust	247,104
	Total Equity Real Estate Investment Trusts	2,640,363

	Food & Staples Retailing – 0.8%

23,802	WalMart, Inc.	2,117,664

	Food Products – 0.5%

13,960	Archer-Daniels-Midland Company	605,445
17,628	ConAgra Foods, Inc.	650,121
	Total Food Products	1,255,566

	Health Care Equipment & Supplies – 1.9%

27,082	Abbott Laboratories	1,622,753
41,253	Boston Scientific Corporation, (3)	1,127,032
25,000	Medtronic, PLC	2,005,500
	Total Health Care Equipment & Supplies	4,755,285

	Health Care Providers & Services – 3.4%

1,600	Acadia Healthcare Company Inc., (3)	62,688
9,258	Aetna Inc.	1,564,602
4,648	Anthem Inc.	1,021,166
8,000	CVS Health Corporation	497,680
2,896	Humana Inc.	778,532
6,974	Laboratory Corporation of America Holdings, (3)	1,128,045
4,815	McKesson HBOC Inc.	678,289
3,400	Tenet Healthcare Corporation, (3)	82,450
13,800	UnitedHealth Group Incorporated	2,953,200
	Total Health Care Providers & Services	8,766,652

	Hotels, Restaurants & Leisure – 1.9%

4,000	Darden Restaurants, Inc.	341,000
2,078	Domino’s Pizza Inc.	485,338
15,000	McDonald’s Corporation	2,345,700
27,608	Starbucks Corporation	1,598,227
	Total Hotels, Restaurants & Leisure	4,770,265

	Household Durables – 0.5%

7,400	KB Home	210,530
12,864	Newell Brands Inc.	327,775
1,200	Tempur Sealy International, Inc., (3)	54,348
4,141	Whirlpool Corporation	634,029
	Total Household Durables	1,226,682

	Household Products – 1.8%

17,234	Colgate-Palmolive Company	1,235,333
9,737	Kimberly-Clark Corporation	1,072,336
28,000	Procter & Gamble Company	2,219,840
	Total Household Products	4,527,509

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Shares	Description (1)	Value

	Industrial Conglomerates – 2.2%

10,404	3M Co.	$2,283,886
92,278	General Electric Company, (2)	1,243,907
13,978	Honeywell International Inc.	2,019,961
	Total Industrial Conglomerates	5,547,754

	Insurance – 2.5%

15,990	Arthur J. Gallagher & Co.	1,098,993
8,555	FNF Group	342,371
17,377	Marsh & McLennan Companies, Inc.	1,435,166
15,000	MetLife, Inc.	688,350
10,189	Prudential Financial, Inc.	1,055,071
1,700	Reinsurance Group of America Inc.	261,800
11,000	Travelers Companies, Inc.	1,527,460
	Total Insurance	6,409,211

	Internet and Direct Marketing Retail – 4.2%

5,000	Amazon.com, Inc., (3)	7,236,700
790	Booking Holdings Inc., (3)	1,643,508
6,300	Netflix.com Inc., (3)	1,860,705
	Total Internet and Direct Marketing Retail	10,740,913

	Internet Software & Services – 6.0%

6,211	Akamai Technologies, Inc., (3)	440,857
4,000	Alphabet Inc., Class A, (3)	4,148,560
4,000	Alphabet Inc., Class C, (3)	4,127,160
2,708	Cars.com Incorporated, (3)	76,718
22,900	eBay Inc., (3)	921,496
30,000	Facebook Inc., Class A, (2), (3)	4,793,700
10,000	Twitter Inc., (3)	290,100
5,000	VeriSign, Inc., (3)	592,800
	Total Internet Software & Services	15,391,391

	IT Services – 4.8%

2,623	Black Knight, Inc., (3)	123,543
6,000	CSRA Inc.	247,380
2,575	DXC Technology Company	258,865
12,964	Fidelity National Information Services, Inc.	1,248,433
2,000	Henry Jack and Associates Inc.	241,900
8,599	International Business Machines Corporation, (2)	1,319,345
19,200	MasterCard, Inc., Class A	3,363,072
19,800	PayPal Holdings, Inc., (3)	1,502,226
32,300	Visa Inc., Class A	3,863,726
	Total IT Services	12,168,490

	Life Sciences Tools & Services – 0.8%

1,983	Bio-Techne Corporation	299,512
8,677	Thermo Fisher Scientific, Inc.	1,791,453
	Total Life Sciences Tools & Services	2,090,965

	Machinery – 2.6%

12,391	Caterpillar Inc.	1,826,186
4,049	Cummins Inc.	656,302
7,146	Deere & Company	1,109,917
9,843	Illinois Tool Works, Inc., (2)	1,542,004
9,551	Pentair Limited	650,710
3,300	Snap-on Incorporated	486,882
3,000	Stanley Black & Decker Inc.	459,600
	Total Machinery	6,731,601

	Media – 2.1%

12,544	CBS Corporation, Class B	644,636
75,890	Comcast Corporation, Class A, (2)	2,593,161

Shares	Description (1)	Value

	Media (continued)

8,126	TEGNA Inc.	$92,555
20,000	Walt Disney Company	2,008,800
	Total Media	5,339,152

	Metals & Mining – 0.3%

31,558	Freeport-McMoRan, Inc.	554,474
1,000	Royal Gold, Inc.	85,870
3,337	Southern Copper Corporation	180,799
	Total Metals & Mining	821,143

	Multiline Retail – 0.4%

14,208	Target Corporation	986,461

	Multi-Utilities – 0.9%

13,676	Consolidated Edison, Inc.	1,065,907
20,000	Dominion Resources, Inc.	1,348,600
	Total Multi-Utilities	2,414,507

	Oil, Gas & Consumable Fuels – 5.3%

24,500	Chevron Corporation, (2)	2,793,980
20,462	ConocoPhillips	1,213,192
10,972	EOG Resources, Inc.	1,155,022
45,000	Exxon Mobil Corporation	3,357,450
5,500	Gulfport Energy Corporation, (3)	53,075
8,000	Hess Corporation	404,960
31,000	Marathon Oil Corporation	500,030
11,172	Marathon Petroleum Corporation	816,785
16,016	Occidental Petroleum Corporation	1,040,399
7,102	ONEOK, Inc.	404,246
9,273	Phillips 66	889,466
8,800	QEP Resources Inc.	86,152
3,100	SM Energy Company	55,893
9,100	Southwestern Energy Company, (3)	39,403
8,000	Valero Energy Corporation	742,160
6,800	WPX Energy Inc., (3)	100,504
	Total Oil, Gas & Consumable Fuels	13,652,717

	Pharmaceuticals – 4.9%

3,336	Allergan PLC, (2)	561,415
24,190	Bristol-Myers Squibb Company	1,530,017
14,900	Eli Lilly and Company	1,152,813
2,000	Jazz Pharmaceuticals, Inc., (3)	301,980
34,700	Johnson & Johnson	4,446,805
26,000	Merck & Co. Inc.	1,416,220
9,340	Mylan NV, (3)	384,528
78,800	Pfizer Inc.	2,796,612
	Total Pharmaceuticals	12,590,390

	Real Estate Management & Development – 0.1%

1,900	Jones Lang LaSalle Inc.	331,816

	Road & Rail – 0.9%

1,900	Avis Budget Group Inc., (3)	88,996
16,145	Union Pacific Corporation, (2)	2,170,372
	Total Road & Rail	2,259,368

	Semiconductors & Semiconductor Equipment – 4.4%

2,000	Ambarella, Incorporated, (3)	97,980
12,690	Analog Devices, Inc.	1,156,440
62,000	Intel Corporation, (2)	3,228,960
12,219	Microchip Technology Incorporated	1,116,328
9,215	NVIDIA Corporation	2,134,102
22,796	QUALCOMM, Inc.	1,263,126
21,784	Texas Instruments Incorporated	2,263,140
	Total Semiconductors & Semiconductor Equipment	11,260,076

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Shares	Description (1)			Value

	Software – 4.8%

7,000	Autodesk, Inc., (3)			$879,060
5,653	CDK Global Inc.			358,061
6,833	Electronic Arts Inc., (3)			828,433
4,117	Micro Focus International			57,803
90,000	Microsoft Corporation, (2)			8,214,300
35,300	Oracle Corporation, (2)			1,614,975
2,500	ServiceNow Inc., (3)			413,625
	Total Software			12,366,257

	Specialty Retail – 3.0%

6,807	Best Buy Co., Inc.			476,422
5,900	Dick’s Sporting Goods Inc.			206,795
20,000	Home Depot, Inc., (2)			3,564,800
8,369	L Brands Inc.			319,779
20,000	Lowe’s Companies, Inc.			1,755,000
4,925	Tiffany & Co.			480,976
10,968	TJX Companies, Inc.			894,550
2,900	Urban Outfitters, Inc., (3)			107,184
	Total Specialty Retail			7,805,506

	Technology Hardware, Storage & Peripherals – 3.9%

54,200	Apple, Inc., (2)			9,093,676
39,353	HP Inc., (2)			862,618
	Total Technology Hardware, Storage & Peripherals			9,956,294

	Textiles, Apparel & Luxury Goods – 0.6%

11,500	Nike, Inc., Class B			764,060
10,552	VF Corporation, (2)			782,114
	Total Textiles, Apparel & Luxury Goods			1,546,174

	Tobacco – 1.5%

20,000	Altria Group, Inc.			1,246,400
4,469	British American Tobacco PLC			257,817
23,490	Philip Morris International			2,334,906
	Total Tobacco			3,839,123

	Trading Companies & Distributors – 0.4%

3,613	W.W. Grainger, Inc.			1,019,842
	Total Common Stocks (cost $134,233,142)			254,168,417

Shares	Description (1), (4)			Value

	EXCHANGE-TRADED FUNDS – 2.1%

20,000	SPDR® S&P 500® Trust ETF			$5,263,000
	Total Exchange-Traded Funds (cost $5,377,259)			5,263,000
	Total Long-Term Investments (cost $139,610,401)			259,431,417

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.7%

	REPURCHASE AGREEMENTS – 0.7%

$1,708	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/18, repurchase price $1,707,858, collateralized by: $520,000 U.S. Treasury Notes, 2.250%, due 10/31/24, value $510,597; $1,260,000 U.S. Treasury Notes, 2.250%, due 11/15/24, value $1,235,364.	0.740%	4/02/18	$1,707,718
	Total Short-Term Investments (cost $1,707,718)			1,707,718
	Total Investments (cost $141,318,119) – 102.0%			261,139,135
	Other Assets Less Liabilities – (2.0)% (5)			(5,060,455)
	Net Assets – 100%			$256,078,680

Investments in Derivatives

Options Purchased

Description (6)	Type	Number of Contracts	Notional Amount (7)	Exercise Price	Expiration Date	Value
iShares MSCI Emerging Markets ETF	Put	100	$460,000	$46	4/20/18	$4,400
Total Options Purchased (premiums paid $6,304)		100	$460,000			$4,400

Options Written

Description (6)	Type	Number of Contracts	Notional Amount (7)	Exercise Price	Expiration Date	Value
RUSSELL 2000® Index	Call	(35)	$(5,512,500)	$1,575	4/20/18	$(26,950)
S&P 500® Index	Call	(40)	(10,800,000)	2,700	4/20/18	(77,000)
S&P 500® Index	Call	(353)	(97,428,000)	2,760	4/20/18	(215,330)
Total Options Written (premiums received $832,658)		(428)	$(113,740,500)			$(319,280)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$254,168,417	$—	$—	$254,168,417
Exchange-Traded Funds	5,263,000	—	—	5,263,000

Short-Term Investments:
Repurchase Agreements	—	1,707,718	—	1,707,718

Investments in Derivatives:
Options Purchased	4,400	—	—	4,400
Options Written	(319,280)	—	—	(319,280)
Total	$259,116,537	$1,707,718	$—	$260,824,255

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on options contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of March 31, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$141,318,182
Gross unrealized:
Appreciation	$127,235,603
Depreciation	(7,414,650)
Net unrealized appreciation (depreciation) of investments	$119,820,953

Tax cost of options purchased	$6,304
Net unrealized appreciation (depreciation) of options purchased	(1,904)

Tax cost of options written	$(319,280)
Net unrealized appreciation (depreciation) of options written	—

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission or on its website http://www.sec.gov.

(5)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(6)	Exchange-traded, unless otherwise noted.

(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen S&P 500 Dynamic Overwrite Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: May 30, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2018